Time deposits and short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Time deposits and short-term investments.
Short-term time deposits	¥ 38,167,346		¥ 40,822,387
Short-term financial instruments	6,164,061		6,082,161
Total	¥ 44,331,407	$ 6,339,307	¥ 46,904,548